FAIR VALUE MEASUREMENTS (Liabilities Measured at Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent Consideration related to acquisitions	$ 2,458	$ 4,486
Foreign exchange contracts	62	196
Liability presented at fair value	719	906
Total liabilities	$ 3,239	$ 5,588
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent Consideration related to acquisitions
Foreign exchange contracts
Liability presented at fair value
Total liabilities
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent Consideration related to acquisitions
Foreign exchange contracts	$ 62	$ 196
Liability presented at fair value
Total liabilities	$ 62	$ 196
Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent Consideration related to acquisitions	$ 2,458	$ 4,486
Foreign exchange contracts
Liability presented at fair value	$ 719	$ 906
Total liabilities	$ 3,177	$ 5,392